Significant Accounting Policies (Details) - shares	Jun. 30, 2023	Dec. 31, 2022
Significant Accounting Policies (Details) [Line Items]
Warrants classified as equity	2,323,960	2,391,857
Public Warrants [Member]
Significant Accounting Policies (Details) [Line Items]
Warrants shares	2,142,000	13,605,561
Private Warrants [Member]
Significant Accounting Policies (Details) [Line Items]
Warrants shares	2,142,000	13,605,561